Delaware Investment Advisers
                              One Commerce Square
                        Philadelphia, Pennsylvania 19103

                                 April 6, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004


Attn: Filing Desk, Stop 1-4

     Re:  Delaware Investments Unit Investment Trust, Series 18 (the "Trust")

Ladies/Gentlemen:

     Pursuant to the requirements of Rule 497(j) of the General Rules and Regulations of the Securities Act of 1933, as amended, the form of prospectus which would have been filed pursuant to Rule 497(b) of the General Rules and Regulations of the Securities Act of 1933, as amended, would not have differed from that contained in Amendment No. 1 to the Registration Statement for the above referenced Trust, the most recent amendment, filed electronically with the Securities and Exchange Commission of April 2, 1998.


                                   Very truly yours,

                                   Delaware Investment Advisers

                                   By: Michael D. Mabry
                                       ----------------
                                   Assistant Vice President/Assistant Secretary